Cover	Mar. 31, 2025
Cover [Abstract]
Entity Registrant Name	GREEN PLANET BIOENGINEERING CO., LTD.
Entity Central Index Key	0001392449
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Mar. 31, 2025
Entity File Number	000-52622
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	37-1532842
Entity Address Address Line 1	20807 Biscayne Blvd.
Entity Address Address Line 2	Suite 203
Entity Address City Or Town	Aventura
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33180
City Area Code	786
Local Phone Number	279-2900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Preferred Stock, $0.001 per share
Trading Symbol	GPLB
Security Exchange Name	NASDAQ